Average Annual Total Returns - Class B - DWS Global Small Cap VIP	Class B before tax Class Inception	Class B before tax 1 Year	Class B before tax 5 Years	Class B before tax 10 Years	S&P Developed SmallCap Index (reflects no deduction for fees, expenses or taxes) 1 Year	S&P Developed SmallCap Index (reflects no deduction for fees, expenses or taxes) 5 Years	S&P Developed SmallCap Index (reflects no deduction for fees, expenses or taxes) 10 Years
Total	May 02, 1997	16.94%	6.34%	6.30%	16.20%	11.69%	9.85%